Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2015
Rave Theatres
Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of Acquisition Date

The following table represents the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date:

Theatre properties and equipment	$102,977
Tradename	25,000
Favorable leases	17,587
Goodwill	186,418
Unfavorable leases	(30,718)
Deferred revenue	(6,634)
Capital lease liabilities	(61,651)
Other assets, net of other liabilities	3,896

Total	$236,875

Unaudited Pro Forma Information of Results of Operations as Rave Acquisition Had Occurred

The following unaudited pro forma information summarizes our results of operations as if the Rave Acquisition had occurred as of January 1, 2013:

Year Ended December 31, 2013
Total revenues	$2,777,458
Income before income taxes	$275,657

Additional Theatres
Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of Acquisition Date

The following table represents the aggregate fair values of identifiable assets acquired and the liabilities assumed as of the acquisition date:

Theatre properties and equipment	$17,524
Goodwill	17,409
Capital lease liability	(12,173)
Deferred revenue	(388)

Total	$22,372